Geographical Segment Information	6 Months Ended
Jun. 30, 2022
Geographical Segment Information
Geographical Segment Information

19. Geographical Segment Information

During the six months ended June 30, 2022 and 2021, the Company’s operations were in the resource industry in Bulgaria, and Turkey with head offices in the United States and a satellite office in Sofia, Bulgaria. The Company’s operating segments included, a head office in Canada, oil and gas operations in Turkey and oil and gas properties located in Bulgaria.

	Canada	Turkey	Bermuda	Bulgaria	Total
Revenue for the six months ended June 30,
2022	$-	$2,511,598	$-	$-	$2,511,598
2021	$-	$1,957,817	$-	$-	$1,957,817
Non-current assets as at
June 30, 2022	$24,710	$856,975	$-	$3,111,590	$3,993,275
December 31, 2021	$-	$1,573,185	$-	$3,116,146	$4,689,331